Additional Information on Consolidated Loss - Schedule of Additional Information on Consolidated Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit (loss) [abstract]
Employee Compensation Costs	$ 431,543	$ 469,210
Tax Credits	8,467	10,686
License and telecommunication fees	13,915	12,692
Professional fees expense	9,010	7,496
Other expenses, by nature	15,910	15,979
Impairment loss recognised in profit or loss, property, plant and equipment	1,462	2,758
Depreciation, property, plant and equipment	3,338	2,807
Depreciation, right-of-use assets	2,575	3,729
Expenses, by nature	469,286	503,985
Cost of revenues	341,815	370,927
Selling, general and administrative expenses	121,558	126,522
Depreciation	5,913	6,536
Expense, by function	$ 469,286	$ 503,985